Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000237259 [Member]
Shareholder Report [Line Items]
Fund Name	EA Bridgeway Blue Chip ETF
Class Name	EA Bridgeway Blue Chip ETF
Trading Symbol	BBLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EA Bridgeway Blue Chip ETF (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://bridgewayetfs.com/bblu/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://bridgewayetfs.com/bblu/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

The Fund returned 15.47% (NAV) for the Period vs 15.16% for the S&P 500 Index. During the Period, markets responded positively to strong corporate earnings and overcame tariff uncertainty.

The Fund’s focus on mega-cap stocks contributed positively to returns, as the largest stocks in the benchmark generally outperformed its smaller constituents. The Fund’s roughly equal weight portfolio design also helped by creating overweightings in some of the smaller stocks in the mega-cap category that performed well during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Ten Year
EA Bridgeway Blue Chip ETF - NAV	15.47%	17.85%	14.08%
S&P 500 Index	15.16%	16.64%	13.65%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund converted from a mutual fund to an ETF on October 14, 2022. The Fund has adopted the mutual fund’s prior performance for the periods before the conversion. Visit https://bridgewayetfs.com/bblu/ for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 276,626,877
Holdings Count | holding	38
Advisory Fees Paid, Amount	$ 337,779
Investment Company, Portfolio Turnover	28.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	28.1%
Financials	18.2%
Communication Services	13.8%
Health Care	12.8%
Consumer Staples	9.8%
Consumer Discretionary	9.7%
Energy	4.8%
Industrials	2.4%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Meta Platforms, Inc. - Class A	4.7%
Broadcom, Inc.	4.6%
NVIDIA Corp.	4.4%
JPMorgan Chase & Co.	4.4%
Microsoft Corp.	3.9%
Visa, Inc. - Class A	3.8%
Oracle Corp.	3.6%
Wells Fargo & Co.	3.2%
Eli Lilly & Co.	3.1%
Apple, Inc.	2.9%

C000238839 [Member]
Shareholder Report [Line Items]
Fund Name	EA Bridgeway Omni Small-Cap Value ETF
Class Name	EA Bridgeway Omni Small-Cap Value ETF
Trading Symbol	BSVO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EA Bridgeway Omni Small-Cap Value ETF (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://bridgewayetfs.com/bsvo/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://bridgewayetfs.com/bsvo/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 1.39% (NAV) for the Period vs 15.30% for the Russell 3000 Index and 5.54% for the Russell 2000 Value Index. During the Period, markets responded positively to strong corporate earnings and overcame tariff uncertainty.

The Fund’s tilt towards smaller stocks contributed negatively to returns relative to the Russell 3000 Index. The Fund’s tilt toward deeper value stocks across multiple valuation metrics contributed negatively to returns relative to the Russell 2000 Value Index during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Ten Year
EA Bridgeway Omni Small Cap Value ETF - NAV	1.39%	17.45%	7.14%
Russell 2000 Value Benchmark Total Return	5.54%	12.47%	6.72%
Russell 3000 Total Return	15.30%	15.96%	12.96%
The Russell 3000 Index is provided as a broad measure of market performance. The Russell 2000 Value Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund converted from a mutual fund to an ETF on March 10, 2023. The Fund has adopted the mutual fund’s prior performance for the periods before the conversion. Visit https://bridgewayetfs.com/bsvo/ for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 1,464,941,079
Holdings Count | holding	613
Advisory Fees Paid, Amount	$ 6,500,069
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	33.3%
Industrials	15.6%
Consumer Discretionary	13.9%
Energy	12.8%
Materials	5.8%
Communication Services	5.3%
Consumer Staples	5.1%
Health Care	4.2%
Information Technology	3.3%
Real Estate	0.4%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Dana, Inc.	0.9%
Telephone and Data Systems, Inc.	0.8%
Tutor Perini Corp.	0.8%
Penn Entertainment, Inc.	0.8%
SiriusPoint Ltd.	0.8%
Visteon Corp.	0.8%
Tegna, Inc.	0.7%
Marriott Vacations Worldwide Corp.	0.7%
Premier, Inc. - Class A	0.7%
Warrior Met Coal, Inc.	0.7%